Fair Value (Fair Values of Financial Instruments and Methods and Assumptions Used to Estimate Fair Value) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Carrying Amount
Assets :
Short-term investments in debt securities	[1]	¥ 84,703	¥ 101,566
Long-term investments in debt and equity securities	[1]	1,130,756	1,131,403
Other long-term investments (excluding investments in affiliates and an unconsolidated subsidiary)	[1]	16,383	14,125
Total	[1]	1,231,842	1,247,094
Liabilities :
Long-term debt (including due within one year)	[2]	24,644	27,631
Total	[2]	24,644	27,631
Fair Value
Assets :
Short-term investments in debt securities	[1]	84,713	101,644
Long-term investments in debt and equity securities	[1]	1,130,552	1,130,951
Other long-term investments (excluding investments in affiliates and an unconsolidated subsidiary)	[1]	16,383	14,125
Total	[1]	1,231,648	1,246,720
Liabilities :
Long-term debt (including due within one year)	[2]	24,644	27,631
Total	[2]	¥ 24,644	¥ 27,631

[1]	For investments with active markets, fair value is based on quoted market prices. For non-marketable equity securities, it is not practicable to estimate the fair value because of the lack of the market price and difficulty in estimating fair value without incurring excessive cost. In addition, Kyocera did not identify any events or changes in circumstances that may have had a significant adverse effect on these investments. The aggregated carrying amounts of these investments included in the above table at March 31, 2016 and 2017 were ¥13,514 million and ¥15,852 million, respectively. Fair value of held-to-maturity investments in debt securities is mainly classified as Level 2.
[2]	Fair value is estimated by discounting cash flows, using current interest rates for instruments with similar terms and remaining maturities, and classified as Level 2.